LONG-TERM DEBT - Fixed Rate Senior Unsecured Notes (Details) - Fixed Rate Senior Unsecured Notes - Unsecured borrowing	Nov. 10, 2023 USD ($)
Debt Instrument [Line Items]
Face amount	$ 35,650,000
Interest rate (as a percent)	9.875%
Redemption percentage	100.00%